Derivative financial instruments	12 Months Ended
Mar. 31, 2017
Derivative financial instruments

21. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2015, 2016 and 2017, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for some of which Toyota is unable to or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2016 and 2017:

	Yen in millions
	March 31,
	2016	2017
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	—	—
Investments and other assets - Other	4,371	662

Total	4,371	662

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	96,996	61,946
Investments and other assets - Other	230,726	168,292

Total	327,722	230,238

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	34,290	12,357
Investments and other assets - Other	428	164

Total	34,718	12,521

Total derivative assets	366,811	243,421
Counterparty netting	(116,174)	(84,883)
Collateral received	(65,810)	(60,021)

Carrying value of derivative assets	184,827	98,517

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	—	(64)
Other long-term liabilities	—	—

Total	—	(64)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(42,404)	(67,091)
Other long-term liabilities	(180,716)	(158,383)

Total	(223,120)	(225,474)

Foreign exchange forward and option contracts
Other current liabilities	(21,167)	(19,919)
Other long-term liabilities	—	—

Total	(21,167)	(19,919)

Total derivative liabilities	(244,287)	(245,457)
Counterparty netting	116,174	84,883
Collateral posted	94,953	122,231

Carrying value of derivative liabilities	(33,160)	(38,343)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2016 and 2017:

	Yen in millions
	March 31,
	2016		2017
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	41,016	18,312,359	40,837	19,459,677
Foreign exchange forward and option contracts	—	2,742,102	—	2,772,741

Total	41,016	21,054,461	40,837	22,232,418

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2015, 2016 and 2017:

	Yen in millions
	For the years ended March 31,
	2015		2016		2017
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(15,488)	15,595	(133)	122	(339)	1,212

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	(57,015)		119,096		(61,884)
Foreign exchange gain (loss), net	6,459		(379)		12,516
Foreign exchange forward and option contracts
Cost of financing operations	31,738		(16,363)		2,614
Foreign exchange gain (loss), net	(4,108)		115,256		81,614

Undesignated derivative financial instruments are used to manage economic risks of fluctuations in foreign currency exchange rates and interest rates of certain receivables and payables. Those economic risks are offset by changes in the fair value of undesignated derivative financial instruments.

Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statements of cash flows.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2017 is ¥5,656 million. The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2017 is ¥113,648 million. If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥5,656 million as of March 31, 2017.